Summary of Material Accounting Policies - Schedule of Estimated Useful Lives for Current and Comparative Periods (Details)	12 Months Ended
Dec. 31, 2025
Trademark [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	10 years
Customer relationships [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	4 years
Customer relationships [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	12 years
Website platform [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	3 years
Website platform [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	9 years
Computer software [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	3 years
Computer software [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	5 years
Copyright [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	1 year
Copyright [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful Lives for Intangible Assets	3 years